Schedule of Investments
August 30, 2024 (unaudited)
Tarkio Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 99.69%

Apparel & Other Finisd Prods of Fabrics & Similar Matl - 0.03%
FIGS, Inc. Class A (2)	10,475	64,631

Communications Equipment - 0.56%
Lumentum Holdings, Inc. (2)	16,801	967,906

Construction Machinery & Equipment - 6.46%
Manitowoc Co., Inc. (2)	1,098,825	11,087,144

Dental Equipment & Supplies - 1.27%
Envista Holdings Corp. (2)	119,025	2,173,397

Drawing & Insulating of Nonferrous Wire - 0.60%
Belden, Inc.	4,300	461,304
Corning, Inc.	13,475	563,929

		1,025,233

Electronic & Other Electrical Equipment (No Computer Equipment) - 11.66%
General Electric Co.	114,575	20,007,087

Ftness - 0.34%
Adapt Health Corp. (2)	52,575	577,799

Fire, Marine & Casulty Insurance - 4.19%
Berkshire Hathaway, Inc. Class B (2)	12,500	5,949,000
Fairfax Financial Holdings, Ltd. (Canada)	1,025	1,235,125

		7,184,125

General Industrial Machinery & Equipment - 4.75%
ESAB Corp.	77,625	8,148,296

Industrial Instruments For Measurement, Display, & Control - 14.54%
Cognex Corp.	341,225	13,778,666
Danaher Corp.	41,525	11,183,098

		24,961,763

Industrial Trucks, Tractors, Trailers & Stackers - 2.06%
Terex Corp.	62,250	3,533,933

Land Subdividers & Developers (No Cemeteries) - 3.82%
The St. Joe Co.	110,425	6,555,932

Miscellaneous Fabricated Metal Products - 3.14%
Parker Hannifin Corp.	8,975	5,386,795

Motor Vehicle Parts & Accessories - 3.46%
Modine Manufacturing Co. (2)	48,850	5,937,718

Office Furniture - 4.78%
MillerKnoll, Inc.	278,775	8,209,924

Optical Instruments & Lenses - 2.40%
Coherent Corp. (2)	52,850	4,119,658

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.47%
Enovis Corp. (2)	90,825	4,232,445

Pollution & Treatment Controls - 0.85%
Veralto Corp.	13,025	1,464,401

Printed Circuit Boards - 0.57%
Kimball Electronics, Inc. (2)	53,175	981,079

Retail-Catalog & Mail-Order Houses - 0.03%
Amazon.com, Inc. (2)	300	53,550

Retail-Eating Places - 2.56%
Chipotle Mexican Grill, Inc. (2)	78,275	4,389,662

Retail- Home Furniture, Furnishings & Equipment Stores - 0.07%
The Container Store Group, Inc. (2)	148,424	120,758

Retail- Variety Stores - 1.27%
Costco Wholesale Corp.	2,450	2,186,331

Services-Business Services - 0.92%
Global Payments, Inc.	14,150	1,570,791

Services - Prepackaged Software - 2.14%
ATS Corp. (2)	136,825	3,673,751

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 1.21%
Nucor Corp.	13,650	2,073,572

Telephone & Telegraph Apparatus - 1.26%
Ciena Corp. (2)	37,575	2,166,199

Telephone Communications (No Radiotelephone) - 13.37%
Lumen Technologies, Inc. (2)	4,372,025	22,953,131

Textile Mills Products - 0.97%
Interface, Inc.	87,875	1,659,080

Totalizing Fluid Meters & Counting Devices - 3.35%
Vontier Corp.	164,250	5,753,678

Utilities - Renewable - 3.38%
GE Vernova, LLC (2)	28,850	5,798,850

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 1.23%
GE HealthCare Technologies, Inc.	24,925	2,114,139

Total Common Stock	(Cost $ 93,613,221)	171,132,754

Money Market Registered Investment Companies - 0.33%

Federated Hermes Government Obligation Fund - Institutional Class - 5.21% (3)	562,112	562,112

Total Money Market Registered Investment Companies	(Cost $ 562,112)	562,112

Total Investments - 100.02%	(Cost $ 94,175,332)	171,694,866

Assets in Excess of Other Liabilities - (0.02%)		(39,964)

Total Net Assets - 100.00%		171,654,901

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 30, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$171,694,866	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$171,694,866	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The rate shown represents the 7-day yield at August 30, 2024.